Organization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Gain on sale of East Fishkill (“EFK”) business	$ 0	$ 0	$ 403
Discontinued operations [member]
Disclosure of reclassifications or changes in presentation [line items]
Consideration received			406
Gain on sale of East Fishkill (“EFK”) business			$ 403